Loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of changes on loans [Abstract]
Loans interest expense raised	$ 12,081	$ 10,020
Currency translation adjustment on loans	17	(10)
Current loans	0	78,518
Non-current loans	174,868	$ 149,453
Assets under management	$ 20,000,000